Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026
C000015044 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Wilmington Enhanced Dividend Income Strategy Fund — Class I
Average Annual Return, Percent	30.68%	10.73%	9.22%
C000015042 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Wilmington Enhanced Dividend Income Strategy Fund — Class A (including 5.5% maximum sales load)
Average Annual Return, Percent	23.21%	9.21%	8.34%
C000015051 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Wilmington Broad Market Bond Fund — Class A (including 4.5% maximum sales load)
Average Annual Return, Percent	(1.32%)	(1.01%)	0.81%
C000015053 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Wilmington Broad Market Bond Fund — Class I
Average Annual Return, Percent	3.60%	0.21%	1.60%
C000015059 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Wilmington International Fund — Class I
Average Annual Return, Percent	33.02%	7.26%	8.65%
C000015057 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Wilmington International Fund — Class A (including 5.5% maximum sales load)
Average Annual Return, Percent	25.32%	5.78%	7.83%
C000015273 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Wilmington New York Municipal Bond Fund — Class A (including 4.5% maximum sales load)
Average Annual Return, Percent	0.22%	(0.54%)	0.69%
C000015275 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Wilmington New York Municipal Bond Fund — Class I
Average Annual Return, Percent	5.25%	0.63%	1.40%
C000107165 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Wilmington Municipal Bond Fund — Class I
Average Annual Return, Percent	5.62%	0.84%	1.65%
C000107164 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Wilmington Municipal Bond Fund — Class A (including 4.5% maximum sales load)
Average Annual Return, Percent	0.53%	(0.33%)	0.92%
C000107168 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Wilmington Real Asset Fund — Class A (including 5.5% maximum sales load)
Average Annual Return, Percent	21.40%	5.90%	5.39%
C000107169 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Wilmington Real Asset Fund — Class I
Average Annual Return, Percent	28.76%	7.39%	6.26%
C000107171 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Wilmington Global Alpha Equities Fund — Class I
Average Annual Return, Percent	8.53%	5.15%	5.32%
C000107170 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Wilmington Global Alpha Equities Fund — Class A (including 5.5% maximum sales load)
Average Annual Return, Percent	2.26%	3.70%	4.45%
C000107172 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Wilmington Large-Cap Strategy Fund — Class I
Average Annual Return, Percent	30.12%	12.10%	14.91%
Without Sales Load [Member] | C000015042 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Wilmington Enhanced Dividend Income Strategy Fund — Class A (excluding sales load)
Average Annual Return, Percent	30.37%	10.45%	8.96%
Without Sales Load [Member] | C000015051 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Wilmington Broad Market Bond Fund — Class A (excluding sales load)
Average Annual Return, Percent	3.32%	(0.10%)	1.28%
Without Sales Load [Member] | C000015057 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Wilmington International Fund — Class A (excluding sales load)
Average Annual Return, Percent	32.64%	6.98%	8.44%
Without Sales Load [Member] | C000015273 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Wilmington New York Municipal Bond Fund — Class A (excluding sales load)
Average Annual Return, Percent	4.98%	0.38%	1.15%
Without Sales Load [Member] | C000107164 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Wilmington Municipal Bond Fund — Class A (excluding sales load)
Average Annual Return, Percent	5.26%	0.58%	1.39%
Without Sales Load [Member] | C000107168 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Wilmington Real Asset Fund — Class A (excluding sales load)
Average Annual Return, Percent	28.44%	7.11%	5.99%
Without Sales Load [Member] | C000107170 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Wilmington Global Alpha Equities Fund — Class A (excluding sales load)
Average Annual Return, Percent	8.21%	4.89%	5.04%
Russell 1000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000® Index
Average Annual Return, Percent	30.42%	12.32%	15.01%
Bloomberg U S Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.06%	0.18%	1.67%
MSCI ACWI ex US Net Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex-US Net Index
Average Annual Return, Percent	32.20%	8.38%	9.10%
Standard And Poor s Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Standard & Poor's Municipal Bond Index
Average Annual Return, Percent	5.99%	0.93%	2.13%
Standard And Poor s Intermediate Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Standard & Poor’s Intermediate Municipal Bond Index
Average Annual Return, Percent	6.09%	1.22%	2.21%
Standard And Poor s Intermediate Term New York AMT Free Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Standard & Poor’s Intermediate Term New York AMT-Free Municipal Bond Index
Average Annual Return, Percent	5.96%	1.43%	2.00%
Standard And Poor s Investment Grade Intermediate Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Standard & Poor’s Investment Grade Intermediate Municipal Bond Index
Average Annual Return, Percent	6.12%	1.16%	2.14%
MSCI ACWI Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net)
Average Annual Return, Percent	31.00%	10.68%	12.25%
Real Asset Blended Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Real Asset Blended Index
Average Annual Return, Percent	31.50%	7.84%	6.67%
Bloomberg Commodity Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Commodity Index
Average Annual Return, Percent	44.82%	13.17%	7.58%
HFRX Equity Hedge Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	HFRX Equity Hedge Index
Average Annual Return, Percent	14.07%	6.24%	5.46%
Russell 1000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000® Value Index
Average Annual Return, Percent	29.25%	10.29%	11.22%